UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

1968 N. Lake Ave. #303

Altadena, CA 91001

(Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

Common Stocks – 96.1%
Basic Materials – 4.2%
A Schulman, Inc.	8,650	$384,925
Aceto Corp.[1]	26,400	88,440
AgroFresh Solutions, Inc.*1	8,600	60,286
Allegheny Technologies, Inc.*1	12,400	311,488
American Vanguard Corp.	13,300	305,235
Carpenter Technology Corp.	19,700	1,035,629
Century Aluminum Co.*	34,900	549,675
Chemours Co.	10,200	452,472
Clearwater Paper Corp.*	2,000	46,200
Coeur Mining, Inc.*	18,800	142,880
Commercial Metals Co.	42,000	886,620
Covia Holdings Corp.*1	1,500	27,840
CSW Industrials, Inc.*	2,960	156,436
Domtar Corp.	1,500	71,610
Ferroglobe PLC	8,300	71,131
Gold Resource Corp.	10,700	70,513
Hawkins, Inc.	2,700	95,445
Hecla Mining Co.	142,400	495,552
Huntsman Corp.	3,650	106,580
Innophos Holdings, Inc.	3,100	147,560
Innospec, Inc.	1,950	149,273
Intrepid Potash, Inc.*	14,800	60,680
Kaiser Aluminum Corp.	4,913	511,492
Klondex Mines Ltd.*	27,900	64,449
KMG Chemicals, Inc.	5,031	371,187
Koppers Holdings, Inc.*	3,300	126,555
Kraton Corp.*	15,500	715,170
Kronos Worldwide, Inc.	13,500	304,155
Landec Corp.*1	9,200	137,080
Materion Corp.	11,200	606,480
Mercer International, Inc.	23,900	418,250
Minerals Technologies, Inc.	2,500	188,375
Oil-Dri Corp. of America	1,400	58,996
Olin Corp.	9,770	280,594
OMNOVA Solutions, Inc.*	6,900	71,760
PH Glatfelter Co.	24,667	483,227
Platform Specialty Products Corp.*	13,500	156,600
PolyOne Corp.	5,200	224,744
Rayonier Advanced Materials, Inc.[1]	9,650	164,919
Resolute Forest Products, Inc.*	18,400	190,440
Schnitzer Steel Industries, Inc. - Class A	9,900	333,630
Schweitzer-Mauduit International, Inc.	3,900	170,508
Shiloh Industries, Inc.*	8,800	76,560
Stepan Co.	7,350	573,373

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Basic Materials (Continued)
Tronox Ltd. - Class A	30,000	$590,400
U.S. Silica Holdings, Inc.[1]	2,600	66,794
United States Steel Corp.	12,700	441,325
Univar, Inc.*	2,400	62,976
Universal Stainless & Alloy Products, Inc.*	3,300	78,111
Verso Corp. - Class A*	9,500	206,720
		13,391,340
Communications – 3.5%
1-800-Flowers.com, Inc. - Class A*	3,813	47,853
ATN International, Inc.[1]	4,329	228,442
Blucora, Inc.*	25,500	943,500
Boingo Wireless, Inc.*1	4,200	94,878
Chegg, Inc.*	8,200	227,878
Cincinnati Bell, Inc.*	4,300	67,510
Comtech Telecommunications Corp.	13,100	417,628
Consolidated Communications Holdings, Inc.[1]	6,300	77,868
Daily Journal Corp.*	200	46,040
eGain Corp.*	14,800	223,480
Endurance International Group Holdings, Inc.*	11,400	113,430
ePlus, Inc.*	8,280	779,148
EW Scripps Co. - Class A	13,216	176,962
Gannett Co., Inc.	44,200	472,940
Gray Television, Inc.*	39,000	616,200
Harmonic, Inc.*	12,700	53,975
Hawaiian Telcom Holdco, Inc.*1	1,100	31,812
Hemisphere Media Group, Inc.*	3,500	45,850
Houghton Mifflin Harcourt Co.*	20,400	156,060
Iridium Communications, Inc.*1	38,100	613,410
Lands' End, Inc.*1	5,900	164,610
Liquidity Services, Inc.*	13,300	87,115
Meet Group, Inc.*	47,900	214,592
Meredith Corp.[1]	3,500	178,500
NETGEAR, Inc.*	10,600	662,500
New Media Investment Group, Inc.	15,500	286,440
New York Times Co. - Class A1	13,200	341,880
Nexstar Media Group, Inc. - Class A	2,300	168,820
Oclaro, Inc.*	6,900	61,617
PC-Tel, Inc. *	6,800	42,432
Perficient, Inc.*1	4,900	129,213
Preformed Line Products Co.	700	62,146
Proofpoint, Inc.*	1,800	207,558
QuinStreet, Inc.*	12,400	157,480
Quotient Technology, Inc.*	6,600	86,460

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Communications (Continued)
RealNetworks, Inc.*	13,900	$51,430
Rubicon Project, Inc.*	50,667	144,401
Saga Communications, Inc. - Class A	2,700	103,950
Salem Media Group, Inc.	23,400	120,510
Scholastic Corp.	14,430	639,393
Spok Holdings, Inc.	15,100	227,255
TechTarget, Inc.*	9,300	264,120
TEGNA, Inc.	9,200	99,820
Telephone & Data Systems, Inc.	16,900	463,398
Townsquare Media, Inc. - Class A	7,300	47,231
Travelzoo*	7,400	126,540
Tribune Media Co. - Class A	3,900	149,253
U.S. Auto Parts Network, Inc.*1	31,600	47,400
Value Line, Inc.	2,700	63,990
Vonage Holdings Corp.*	16,900	217,841
WideOpenWest, Inc.*1	5,300	51,198
Yext, Inc.*1	3,800	73,492
		11,177,449
Consumer, Cyclical – 16.8%
Abercrombie & Fitch Co. - Class A1	34,300	839,664
AMC Entertainment Holdings, Inc. - Class A1	5,900	93,810
America's Car-Mart, Inc.*	3,700	229,030
American Axle & Manufacturing Holdings, Inc.*	31,800	494,808
American Eagle Outfitters, Inc.	22,500	523,125
Anixter International, Inc.*	4,300	272,190
Asbury Automotive Group, Inc.*	1,000	68,550
Ascena Retail Group, Inc.*1	103,300	411,650
AV Homes, Inc.*	5,920	126,688
Barnes & Noble, Inc.	29,400	186,690
Bassett Furniture Industries, Inc.	4,050	111,578
Beacon Roofing Supply, Inc.*	4,810	205,002
Beazer Homes USA, Inc.*	7,700	113,575
Bed Bath & Beyond, Inc.	8,400	167,370
Belmond Ltd. - Class A*	24,550	273,732
Big 5 Sporting Goods Corp.[1]	16,000	121,600
Biglari Holdings, Inc. - Class A*	10	9,500
BJ's Restaurants, Inc.	1,300	78,000
Bojangles', Inc.*	4,300	61,920
Boot Barn Holdings, Inc.*	15,000	311,250
Boyd Gaming Corp.[1]	5,800	201,028
Brinker International, Inc.	2,500	119,000
Buckle, Inc.[1]	13,800	371,220
Burlington Stores, Inc.*	2,300	346,219

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Caleres, Inc.	20,300	$698,117
Callaway Golf Co.	20,350	386,039
Camping World Holdings, Inc. - Class A1	2,200	54,956
Cannae Holdings, Inc.*	17,400	322,770
Carrols Restaurant Group, Inc.*	15,400	228,690
Cato Corp. - Class A	21,000	517,020
Cavco Industries, Inc.*	600	124,590
Century Casinos, Inc.*	5,600	49,000
Century Communities, Inc.*	7,972	251,517
Cheesecake Factory, Inc.[1]	2,900	159,674
Chico's FAS, Inc.	40,300	328,042
Children's Place, Inc.[1]	1,740	210,192
Choice Hotels International, Inc.	4,000	302,400
Churchill Downs, Inc.	960	284,640
Chuy's Holdings, Inc.*	1,500	46,050
Citi Trends, Inc.	6,200	170,128
Columbia Sportswear Co.	10,816	989,340
Conn's, Inc.*1	9,600	316,800
Container Store Group, Inc.*1	6,100	51,301
Cooper Tire & Rubber Co.[1]	4,500	118,350
Cooper-Standard Holdings, Inc.*	5,650	738,285
Core-Mark Holding Co., Inc.	2,800	63,560
Crocs, Inc.*	6,600	116,226
Dave & Buster's Entertainment, Inc.*	3,400	161,840
Deckers Outdoor Corp.*1	11,600	1,309,524
Del Frisco's Restaurant Group, Inc.*	6,400	80,640
Del Taco Restaurants, Inc.*	19,900	282,182
Delta Apparel, Inc.*	3,600	69,660
Denny's Corp.*	3,000	47,790
Destination Maternity Corp.*	7,700	44,814
Dick's Sporting Goods, Inc.	8,700	306,675
Dillard's, Inc. - Class A1	11,300	1,067,850
Dine Brands Global, Inc.[1]	1,900	142,120
Douglas Dynamics, Inc.	2,500	120,000
DSW, Inc. - Class A	29,200	753,944
El Pollo Loco Holdings, Inc.*1	8,900	101,460
Eldorado Resorts, Inc.*1	7,472	292,155
Essendant, Inc.	11,700	154,674
Express, Inc.*	43,200	395,280
EZCORP, Inc. - Class A*	34,200	412,110
Fiesta Restaurant Group, Inc.*	15,300	439,110
FirstCash, Inc.	11,908	1,069,934
Flexsteel Industries, Inc.	2,172	86,663
Fossil Group, Inc.*1	14,000	376,180

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Foundation Building Materials, Inc.*	4,100	$63,058
Fox Factory Holding Corp.*	5,000	232,750
Francesca's Holdings Corp.*	10,100	76,255
G-III Apparel Group Ltd.*	17,700	785,880
Gaia, Inc.*	7,700	155,925
GameStop Corp. - Class A1	22,100	321,997
Genesco, Inc.*	9,100	361,270
GNC Holdings, Inc. - Class A*1	26,800	94,336
Golden Entertainment, Inc.*1	4,600	124,154
Green Brick Partners, Inc.*	4,798	47,020
Group 1 Automotive, Inc.	10,600	667,800
Guess?, Inc.	46,550	996,170
H&E Equipment Services, Inc.	3,700	139,157
Habit Restaurants, Inc. - Class A*	4,600	46,000
Hamilton Beach Brands Holding Co. - Class A	2,300	66,815
Hamilton Beach Brands Holding Co. - Class B	2,891	83,984
Haverty Furniture Cos., Inc.[1]	9,000	194,400
Hibbett Sports, Inc.*1	5,000	114,500
Hooker Furniture Corp.	7,060	331,114
Houston Wire & Cable Co.*	9,800	83,300
ILG, Inc.	26,700	881,901
Interface, Inc.	4,900	112,455
International Speedway Corp. - Class A	5,600	250,320
iRobot Corp.*1	3,000	227,310
J. Jill, Inc.*	29,300	273,662
J.C. Penney Co., Inc.*1	20,000	46,800
Jack in the Box, Inc.	470	40,006
JAKKS Pacific, Inc.*1	11,600	37,990
Johnson Outdoors, Inc. - Class A	4,300	363,479
KB Home	19,300	525,732
Kewaunee Scientific Corp.	1,300	46,735
Kimball International, Inc. - Class B	9,000	145,440
Kirkland's, Inc.*	6,300	73,332
La-Z-Boy, Inc.	8,130	248,778
Lakeland Industries, Inc.*	5,200	73,580
LGI Homes, Inc.*1	1,900	109,687
Libbey, Inc.	6,700	54,471
Liberty TripAdvisor Holdings, Inc. - Class A*	29,200	470,120
Lifetime Brands, Inc.	9,947	125,830
Lumber Liquidators Holdings, Inc.*1	10,100	245,935
M/I Homes, Inc.*	11,800	312,464
Malibu Boats, Inc. - Class A*	3,300	138,402
Marcus Corp.	11,980	389,350
Marine Products Corp.	11,901	211,600

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
MarineMax, Inc.*	12,000	$227,400
Marriott Vacations Worldwide Corp.	5,700	643,872
Mattel, Inc.[1]	6,500	106,730
MDC Holdings, Inc.	29,926	920,823
Meritage Homes Corp.*	14,700	646,065
Meritor, Inc.*	6,800	139,876
Miller Industries, Inc.	5,025	128,389
Mobile Mini, Inc.	16,000	750,400
Modine Manufacturing Co.*	27,504	501,948
Monarch Casino & Resort, Inc.*	6,100	268,705
Movado Group, Inc.	11,150	538,545
Nathan's Famous, Inc.	1,000	94,100
Nautilus, Inc.*	4,100	64,370
Navistar International Corp.*	8,800	358,336
New York & Co., Inc.*	29,800	152,576
Noodles & Co.*1	6,600	81,180
Office Depot, Inc.	172,200	439,110
Oxford Industries, Inc.	2,000	165,960
Party City Holdco, Inc.*	10,600	161,650
PC Connection, Inc.	13,242	439,634
PCM, Inc.*1	22,300	337,845
Penn National Gaming, Inc.*	13,387	449,669
Perry Ellis International, Inc.*	13,900	377,663
PICO Holdings, Inc. *	2,900	33,785
Pool Corp.	1,100	166,650
RCI Hospitality Holdings, Inc.	4,700	148,755
Reading International, Inc. - Class A*	11,989	191,225
Red Lion Hotels Corp.*	12,700	147,955
Red Robin Gourmet Burgers, Inc.*1	3,100	144,460
Red Rock Resorts, Inc. - Class A	6,600	221,100
Regis Corp.*	25,246	417,569
Rocky Brands, Inc.[1]	6,300	189,000
Rush Enterprises, Inc. - Class A*	14,337	621,939
Rush Enterprises, Inc. - Class B*	4,880	214,232
ScanSource, Inc.*	9,300	374,790
SeaWorld Entertainment, Inc.*	7,000	152,740
Shoe Carnival, Inc.	9,600	311,520
Signet Jewelers Ltd.	8,900	496,175
SkyWest, Inc.	29,480	1,530,012
Sonic Automotive, Inc. - Class A	13,300	273,980
Sonic Corp.[1]	6,000	206,520
Spartan Motors, Inc.	12,227	184,628
Speedway Motorsports, Inc.	13,819	239,898
Sportsman's Warehouse Holdings, Inc.*1	8,500	43,520

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Standard Motor Products, Inc.	1,700	$82,178
Steven Madden Ltd.	6,900	366,390
Strattec Security Corp.[1]	1,392	42,526
Superior Group of Cos., Inc.	3,554	73,603
Superior Industries International, Inc.	18,700	334,730
Systemax, Inc.	5,300	181,949
Tailored Brands, Inc.	4,300	109,736
Taylor Morrison Home Corp. - Class A*	18,600	386,508
Tile Shop Holdings, Inc.	21,800	167,860
Tilly's, Inc. - Class A	20,490	310,423
Titan International, Inc.	14,350	153,975
Titan Machinery, Inc.*	3,447	53,601
Tower International, Inc.	6,200	197,160
TRI Pointe Group, Inc.*1	41,900	685,484
Triton International Ltd./Bermuda	13,500	413,910
Tuesday Morning Corp.*1	28,000	85,400
Unifi, Inc.*	5,497	174,255
UniFirst Corp.	4,500	796,050
Urban Outfitters, Inc.*	16,100	717,255
Vera Bradley, Inc.*	15,200	213,408
Veritiv Corp.*	6,700	266,995
Vince Holding Corp.*	14,100	232,509
Vista Outdoor, Inc.*	17,900	277,271
Visteon Corp.*	1,100	142,164
Vitamin Shoppe, Inc.*1	25,400	176,530
VOXX International Corp.*	6,900	37,260
Wabash National Corp.	16,900	315,354
Wendy's Co.	7,400	127,132
Wesco Aircraft Holdings, Inc.*	17,100	192,375
WESCO International, Inc.*	7,050	402,555
William Lyon Homes - Class A*	18,500	429,200
Wolverine World Wide, Inc.	10,700	372,039
World Fuel Services Corp.	4,800	97,968
Zumiez, Inc.*	13,000	325,650
		53,617,457
Consumer, Non-cyclical – 13.5%
Aaron's, Inc.[1]	14,100	612,645
Abaxis, Inc.	1,100	91,311
ABM Industries, Inc.	4,350	126,933
Acacia Research Corp.*	12,000	49,800
Acadia Healthcare Co., Inc.*1	7,900	323,189
ACCO Brands Corp.	59,200	819,920
Acorda Therapeutics, Inc.*	11,900	341,530

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Addus HomeCare Corp.*	2,000	$114,500
Adtalem Global Education, Inc.*	17,400	836,940
Alico, Inc.[1]	1,900	60,230
AMAG Pharmaceuticals, Inc.*1	12,900	251,550
American Public Education, Inc.*	11,600	488,360
Amneal Pharmaceuticals, Inc.*	11,800	193,638
Andersons, Inc.	8,700	297,540
AngioDynamics, Inc.*	15,400	342,496
Array BioPharma, Inc.*	6,700	112,426
ASGN, Inc.*	1,000	78,190
B&G Foods, Inc.[1]	10,800	322,920
Barrett Business Services, Inc.	1,100	106,227
BG Staffing, Inc.	2,100	48,825
BioDelivery Sciences International, Inc.*1	21,100	62,245
Bridgepoint Education, Inc.*	4,500	29,385
Brookdale Senior Living, Inc.*	45,100	409,959
CAI International, Inc.*	10,100	234,724
Cambium Learning Group, Inc.*	9,800	109,270
Cardtronics PLC - Class A*	2,700	65,286
Care.com, Inc.*	3,000	62,640
Career Education Corp.*	18,906	305,710
Carriage Services, Inc.	3,100	76,105
CBIZ, Inc.*	14,300	328,900
Central Garden & Pet Co. - Class A*1	22,770	921,502
Cerus Corp.*	9,300	62,031
Chemed Corp.	1,300	418,353
Community Health Systems, Inc.*1	29,100	96,612
CONMED Corp.	11,400	834,480
Corcept Therapeutics, Inc.*1	2,400	37,728
CorVel Corp.*	1,700	91,800
CRA International, Inc.	5,800	295,162
CSS Industries, Inc.	3,300	55,770
Darling Ingredients, Inc.*	57,500	1,143,100
Dean Foods Co.	37,800	397,278
Depomed, Inc.*1	18,800	125,396
Diplomat Pharmacy, Inc.*	12,500	319,500
Eagle Pharmaceuticals, Inc.*1	1,900	143,754
Edgewell Personal Care Co.*	1,400	70,644
Emergent BioSolutions, Inc.*	2,700	136,323
Enanta Pharmaceuticals, Inc.*	4,950	573,705
Endo International PLC*	62,600	590,318
Ennis, Inc.	9,900	201,465
Ensign Group, Inc.	5,340	191,279
Envision Healthcare Corp.*	5,900	259,659

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Five Star Senior Living, Inc.*	23,700	$35,550
Franklin Covey Co.*	2,500	61,375
Fresh Del Monte Produce, Inc.	21,600	962,280
FTI Consulting, Inc.*	18,600	1,124,928
Genesis Healthcare, Inc.*1	41,300	94,577
Grand Canyon Education, Inc.*	2,700	301,347
Great Lakes Dredge & Dock Corp.*	33,300	174,825
Green Dot Corp. - Class A*	15,100	1,108,189
Haemonetics Corp.*	1,300	116,584
Halyard Health, Inc.*	3,900	223,275
Harvard Bioscience, Inc.*	7,100	37,985
HealthEquity, Inc.*	2,100	157,710
Heidrick & Struggles International, Inc.	11,600	406,000
Helen of Troy Ltd.*	1,000	98,450
Hertz Global Holdings, Inc.*1	28,200	432,588
Horizon Pharma Plc*	4,800	79,488
Huron Consulting Group, Inc.*	2,200	89,980
ICF International, Inc.	8,798	625,098
ICU Medical, Inc.*	1,600	469,840
Immune Design Corp.*	10,900	49,595
Immunomedics, Inc.*1	10,200	241,434
InfuSystem Holdings, Inc.*	9,700	34,435
Ingles Markets, Inc. - Class A	6,150	195,570
Innoviva, Inc.*	3,800	52,440
Inogen, Inc.*	1,500	279,495
Insperity, Inc.	5,900	561,975
Integer Holdings Corp.*	11,560	747,354
Inter Parfums, Inc.	2,800	149,800
Invacare Corp.[1]	11,200	208,320
Invitae Corp.*	8,300	61,005
Invuity, Inc.*1	14,600	56,940
John B Sanfilippo & Son, Inc.	3,168	235,858
K12, Inc.*	10,750	175,977
Kelly Services, Inc. - Class A	17,400	390,630
Kindred Healthcare, Inc.*	11,900	107,100
Korn/Ferry International	9,020	558,609
Lexicon Pharmaceuticals, Inc.*1	10,400	124,800
LHC Group, Inc.*	9,468	810,366
LifePoint Health, Inc.*	6,800	331,840
Lifeway Foods, Inc.*	8,500	42,755
LSC Communications, Inc.	3,200	50,112
Magellan Health, Inc.*	9,900	949,905
Mallinckrodt PLC*	23,300	434,778
Matthews International Corp. - Class A	1,230	72,324

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
McGrath RentCorp	8,035	$508,374
Medifast, Inc.	600	96,096
Merit Medical Systems, Inc.*	5,700	291,840
MGP Ingredients, Inc.[1]	3,846	341,563
Misonix, Inc.*	4,600	57,040
Molina Healthcare, Inc.*	1,500	146,910
Momenta Pharmaceuticals, Inc.*	3,900	79,755
Myriad Genetics, Inc.*1	25,400	949,198
NanoString Technologies, Inc.*	11,600	158,688
National HealthCare Corp.	2,800	197,064
Natural Alternatives International, Inc.*	5,100	51,765
Natural Grocers by Vitamin Cottage, Inc.*	10,300	131,222
Natural Health Trends Corp.[1]	4,900	122,598
Navigant Consulting, Inc.*	22,000	487,080
Nutrisystem, Inc.[1]	2,500	96,250
Nuvectra Corp.*	4,900	100,597
OPKO Health, Inc.*1	79,200	372,240
Owens & Minor, Inc.	11,200	187,152
PDL BioPharma, Inc.*1	52,300	122,382
PFSweb, Inc.*	4,400	42,768
Phibro Animal Health Corp. - Class A	1,600	73,680
Providence Service Corp.*	1,900	149,245
Quad/Graphics, Inc.	10,325	215,070
Ra Pharmaceuticals, Inc.*	20,300	201,985
RadNet, Inc.*	13,169	197,535
Rent-A-Center, Inc.	15,000	220,800
Resources Connection, Inc.	8,100	136,890
Revlon, Inc. - Class A*1	2,800	49,140
Rocket Pharmaceuticals, Inc.*1	12,975	254,699
RTI Surgical, Inc.*	9,500	43,700
Sabre Corp.[1]	4,000	98,560
Sanderson Farms, Inc.	3,150	331,222
Sarepta Therapeutics, Inc.*1	4,800	634,464
SEACOR Marine Holdings, Inc.*	9,600	221,664
SeaSpine Holdings Corp.*	5,200	65,624
Select Medical Holdings Corp.*	48,949	888,424
Seneca Foods Corp. - Class A*	3,800	102,600
ServiceSource International, Inc.*	16,500	65,010
Sientra, Inc.*	5,900	115,109
Smart & Final Stores, Inc.*1	8,500	47,175
SP Plus Corp.*	2,400	89,280
SpartanNash Co.	24,500	625,240
Spectrum Pharmaceuticals, Inc.*	16,300	341,648
Strayer Education, Inc.	850	96,059

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
SUPERVALU, Inc.*	9,300	$190,836
Surgery Partners, Inc.*1	5,400	80,460
Tandem Diabetes Care, Inc.*	14,000	308,280
Team, Inc.*1	11,700	270,270
Tejon Ranch Co.*	2,800	68,040
Textainer Group Holdings Ltd.*	4,700	74,730
Tivity Health, Inc.*	3,400	119,680
Tonix Pharmaceuticals Holding Corp.*	14,100	62,745
TransEnterix, Inc.*1	12,300	53,628
Travelport Worldwide Ltd.	4,300	79,722
TreeHouse Foods, Inc.*	9,400	493,594
TriNet Group, Inc.*1	6,100	341,234
Triple-S Management Corp. - Class B*	15,500	605,430
TrueBlue, Inc.*	11,700	315,315
United Natural Foods, Inc.*	18,800	802,008
Versartis, Inc.*	19,300	39,083
Viad Corp.	7,500	406,875
Village Super Market, Inc. - Class A	2,100	61,866
Volt Information Sciences, Inc.*	10,200	34,680
Voyager Therapeutics, Inc.*	2,900	56,666
Weight Watchers International, Inc.*1	5,500	556,050
Weis Markets, Inc.	7,852	418,826
WellCare Health Plans, Inc.*	600	147,744
Zogenix, Inc.*	2,400	106,080
		43,291,986
Energy – 9.5%
Abraxas Petroleum Corp.*	21,400	61,846
Adams Resources & Energy, Inc.	1,175	50,525
Archrock, Inc.	50,600	607,200
Bonanza Creek Energy, Inc.*	5,200	196,924
Bristow Group, Inc.	7,300	103,003
California Resources Corp.*	8,600	390,784
Callon Petroleum Co.*	47,650	511,761
Carrizo Oil & Gas, Inc.*1	20,150	561,177
Chesapeake Energy Corp.*1	39,800	208,552
Clean Energy Fuels Corp.*	57,200	211,068
Cloud Peak Energy, Inc.*	26,200	91,438
CNX Resources Corp.*	15,300	272,034
CONSOL Energy, Inc.*	825	31,639
CVR Energy, Inc.[1]	14,600	540,054
Dawson Geophysical Co.*	11,985	94,682
Delek U.S. Holdings, Inc.	48,238	2,420,100
Denbury Resources, Inc.*1	86,600	416,546

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Energy (Continued)
Diamond Offshore Drilling, Inc.*1	13,200	$275,352
Dril-Quip, Inc.*	11,500	591,100
Eclipse Resources Corp.*	30,600	48,960
Ensco PLC - Class A1	124,279	902,266
EP Energy Corp. - Class A*1	56,700	170,100
Era Group, Inc.*	9,900	128,205
Exterran Corp.*	8,100	202,824
Extraction Oil & Gas, Inc.*1	3,900	57,291
Forum Energy Technologies, Inc.*	10,500	129,675
FutureFuel Corp.	8,000	112,080
Geospace Technologies Corp.*	6,700	94,202
Gran Tierra Energy, Inc.*	47,000	162,150
Green Plains, Inc.	21,600	395,280
Gulf Island Fabrication, Inc.	7,100	63,900
Gulfport Energy Corp.*	42,200	530,454
Halcon Resources Corp.*	14,700	64,533
Hallador Energy Co.	10,100	72,114
Helix Energy Solutions Group, Inc.*1	55,000	458,150
HighPoint Resources Corp.*	28,400	172,672
Key Energy Services, Inc.*	4,000	64,960
Matador Resources Co.*	7,200	216,360
Matrix Service Co.*	16,200	297,270
McDermott International, Inc.*1	34,213	672,292
MRC Global, Inc.*	17,100	370,557
Nabors Industries Ltd.	102,200	655,102
NACCO Industries, Inc. - Class A	1,591	53,696
Natural Gas Services Group, Inc.*	8,141	192,128
Newpark Resources, Inc.*1	27,800	301,630
Noble Corp. plc*	40,900	258,897
NOW, Inc.*1	5,900	78,647
Oasis Petroleum, Inc.*	93,500	1,212,695
Oceaneering International, Inc.	29,000	738,340
Oil States International, Inc.*	19,600	629,160
Patterson-UTI Energy, Inc.	34,300	617,400
PBF Energy, Inc. - Class A	43,000	1,802,990
PDC Energy, Inc.*	18,800	1,136,460
Penn Virginia Corp.*	3,800	322,582
Pioneer Energy Services Corp.*	28,300	165,555
QEP Resources, Inc.*	44,500	545,570
Renewable Energy Group, Inc.*	15,300	273,105
REX American Resources Corp.*	4,118	333,434
Ring Energy, Inc.*	5,850	73,827
Rowan Cos. Plc - Class A*	71,600	1,161,352
RSP Permian, Inc.*	14,550	640,491

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Energy (Continued)
SEACOR Holdings, Inc.*	9,154	$524,250
SemGroup Corp. - Class A	11,000	279,400
SM Energy Co.	15,800	405,902
Southwestern Energy Co.*	74,500	394,850
SRC Energy, Inc.*1	26,500	292,030
SunCoke Energy, Inc.*	30,400	407,360
Sunrun, Inc.*1	6,000	78,900
Superior Energy Services, Inc.*	28,300	275,642
Talos Energy, Inc.*	3,200	102,816
TETRA Technologies, Inc.*	37,800	168,210
Transocean Ltd.*1	72,000	967,680
Ultra Petroleum Corp.*	35,900	82,929
Unit Corp.*	24,300	621,108
Warrior Met Coal, Inc.	7,600	209,532
Whiting Petroleum Corp.*	18,100	954,232
WildHorse Resource Development Corp.*	2,500	63,400
WPX Energy, Inc.*	25,550	460,666
		30,504,048
Financial – 25.9%
1st Source Corp.	10,812	577,685
Access National Corp.	3,702	105,877
ACNB Corp.	2,100	71,505
Air Lease Corp.	12,700	533,019
Aircastle Ltd.	19,560	400,980
Alexander & Baldwin, Inc.	4,939	116,067
Allegiance Bancshares, Inc.*	800	34,680
Ambac Financial Group, Inc.*	17,300	343,405
American Equity Investment Life Holding Co.	46,290	1,666,440
American National Bankshares, Inc.	1,366	54,640
American National Insurance Co.	1,900	227,221
American River Bankshares	1,300	20,605
Ameris Bancorp	5,510	293,958
AMERISAFE, Inc.	6,888	397,782
AmeriServ Financial, Inc.	6,700	27,470
AmTrust Financial Services, Inc.	9,900	144,243
Argo Group International Holdings Ltd.	10,913	634,591
Arrow Financial Corp.	2,135	77,714
Artisan Partners Asset Management, Inc. - Class A1	4,200	126,630
Aspen Insurance Holdings Ltd.	5,060	205,942
Associated Banc-Corp	14,253	389,107
Axis Capital Holdings Ltd.	1,600	88,992
B. Riley Financial, Inc.	4,300	96,965
Baldwin & Lyons, Inc. - Class B1	7,000	170,800

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
BancFirst Corp.	2,384	$141,133
Bancorp, Inc.*	9,800	102,508
BancorpSouth Bank	14,500	477,775
Bank of Commerce Holdings	9,300	118,575
Bank of Hawaii Corp.	1,700	141,814
Bank of Marin Bancorp	1,055	85,297
BankFinancial Corp.	9,450	166,793
Banner Corp.	4,410	265,173
Bar Harbor Bankshares	4,654	140,970
Beneficial Bancorp, Inc.	8,600	139,320
Berkshire Hills Bancorp, Inc.	9,036	366,862
Blue Hills Bancorp, Inc.	3,500	77,700
BofI Holding, Inc.*1	7,800	319,098
Boston Private Financial Holdings, Inc.	11,900	189,210
Bridge Bancorp, Inc.	2,300	82,685
Brookline Bancorp, Inc.	25,600	476,160
Bryn Mawr Bank Corp.	477	22,085
C&F Financial Corp.	1,100	68,805
Camden National Corp.	4,271	195,227
Capital City Bank Group, Inc.	2,045	48,323
Capitol Federal Financial, Inc.	29,900	393,484
Carolina Financial Corp.	3,600	154,512
Cass Information Systems, Inc.	1,540	105,983
Cathay General Bancorp	18,000	728,820
CenterState Bank Corp.	6,600	196,812
Central Pacific Financial Corp.	3,000	85,950
Central Valley Community Bancorp	3,760	79,562
Century Bancorp, Inc. - Class A	815	62,266
Charter Financial Corp.	4,300	103,845
Chemical Financial Corp.	11,490	639,648
Citizens & Northern Corp.	700	18,102
City Holding Co.	3,499	263,230
Civista Bancshares, Inc.[1]	5,240	127,018
Clipper Realty, Inc.	5,200	44,408
CNB Financial Corp.	4,430	133,166
CNO Financial Group, Inc.	48,680	926,867
CoBiz Financial, Inc.	6,400	137,472
Codorus Valley Bancorp, Inc.	1,173	35,988
Colony Bankcorp, Inc.	2,100	35,490
Columbia Banking System, Inc.	13,100	535,790
Community Bank System, Inc.	4,872	287,789
Community Bankers Trust Corp.*	3,286	29,410
Community Financial Corp.	900	31,824
Community Trust Bancorp, Inc.	1,580	78,921

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
ConnectOne Bancorp, Inc.	6,100	$151,890
Consumer Portfolio Services, Inc.*	12,200	49,654
CorePoint Lodging, Inc.*	7,150	185,185
County Bancorp, Inc.	1,500	41,250
Cowen, Inc.*	6,650	92,103
Crawford & Co. - Class B	8,300	71,795
Customers Bancorp, Inc.*	8,050	228,459
CVB Financial Corp.	16,200	363,204
Dime Community Bancshares, Inc.	4,900	95,550
Donegal Group, Inc. - Class A	5,031	68,472
Eagle Bancorp, Inc.*	2,137	130,998
eHealth, Inc.*	3,300	72,930
EMC Insurance Group, Inc.	7,749	215,267
Employers Holdings, Inc.	18,200	731,640
Encore Capital Group, Inc.*1	4,400	161,040
Enova International, Inc.*	25,500	932,025
Enstar Group Ltd.*	2,100	435,330
Entegra Financial Corp.*	2,300	67,390
Enterprise Bancorp, Inc.	4,500	181,935
Enterprise Financial Services Corp.	4,500	242,775
ESSA Bancorp, Inc.	11,128	176,156
Evans Bancorp, Inc.	2,900	133,690
Evercore, Inc. - Class A	1,000	105,450
Farmers Capital Bank Corp.	2,000	104,200
Farmers National Banc Corp.	5,600	89,320
FBL Financial Group, Inc. - Class A	14,400	1,134,000
Federal Agricultural Mortgage Corp. - Class C	7,808	698,660
Fidelity Southern Corp.	6,407	162,802
Financial Institutions, Inc.	8,730	287,217
First American Financial Corp.	6,160	318,595
First Bancorp, Inc.	3,070	86,635
First BanCorp/Puerto Rico*	74,600	570,690
First Bancorp/Southern Pines NC	5,900	241,369
First Bancshares, Inc.	1,086	39,042
First Bank/Hamilton NJ	1,300	18,070
First Busey Corp.	14,229	451,344
First Business Financial Services, Inc.	3,812	99,112
First Citizens BancShares, Inc. - Class A	900	362,970
First Commonwealth Financial Corp.	33,960	526,720
First Community Bancshares, Inc.	5,200	165,672
First Defiance Financial Corp.	7,850	526,421
First Financial Bancorp	24,113	739,063
First Financial Bankshares, Inc.[1]	5,900	300,310
First Financial Corp.	3,081	139,723

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
First Financial Northwest, Inc.	5,400	$105,408
First Horizon National Corp.	9,908	176,759
First Internet Bancorp	2,300	78,430
First Interstate BancSystem, Inc. - Class A	7,926	334,477
First Merchants Corp.	12,605	584,872
First Mid-Illinois Bancshares, Inc.	1,732	68,068
First Midwest Bancorp, Inc.	28,600	728,442
First of Long Island Corp.	5,025	124,871
First United Corp.	4,100	83,845
Flagstar Bancorp, Inc.*	7,400	253,524
Flushing Financial Corp.	8,900	232,290
FNB Corp.[1]	43,652	585,810
Franklin Financial Network, Inc.*	1,300	48,880
FRP Holdings, Inc.*	1,200	77,700
Fulton Financial Corp.	56,400	930,600
GAIN Capital Holdings, Inc.[1]	8,900	67,195
Genworth Financial, Inc. - Class A*	34,500	155,250
German American Bancorp, Inc.	6,387	228,974
Glacier Bancorp, Inc.	13,400	518,312
Global Indemnity Ltd.	2,000	77,960
Great Southern Bancorp, Inc.	3,215	183,898
Great Western Bancorp, Inc.	4,960	208,270
Green Bancorp, Inc.	5,400	116,640
Greenhill & Co., Inc.[1]	13,500	383,400
Guaranty Bancorp	3,000	89,400
Guaranty Federal Bancshares, Inc.	965	23,594
Hallmark Financial Services, Inc.*	9,599	95,798
Hancock Whitney Corp.	21,500	1,002,975
Hanmi Financial Corp.	2,600	73,710
Hanover Insurance Group, Inc.	6,900	824,964
HCI Group, Inc.[1]	1,500	62,355
Health Insurance Innovations, Inc. - Class A*	2,100	67,935
Heartland Financial USA, Inc.	3,500	191,975
Heritage Commerce Corp.	7,540	128,105
Heritage Financial Corp.	7,070	246,389
Heritage Insurance Holdings, Inc.[1]	5,500	91,685
Hilltop Holdings, Inc.	17,547	387,262
HMN Financial, Inc.*	1,020	20,502
Home Bancorp, Inc.	3,920	182,476
HomeStreet, Inc.*	9,400	253,330
Hope Bancorp, Inc.	23,717	422,874
Horace Mann Educators Corp.	18,000	802,800
Horizon Bancorp, Inc.	6,841	141,540
IBERIABANK Corp.	10,671	808,862

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Independence Holding Co.	5,350	$177,887
Independent Bank Corp.	4,889	124,670
Independent Bank Corp./Rockland MA1	6,500	509,600
Independent Bank Group, Inc.	3,300	220,440
Infinity Property & Casualty Corp.[1]	7,640	1,087,554
International Bancshares Corp.	17,700	757,560
INTL. FCStone, Inc.*	4,745	245,364
Investment Technology Group, Inc.	3,575	74,789
Investors Title Co.	800	147,728
Janus Henderson Group PLC	13,378	411,106
Kearny Financial Corp.	22,422	301,576
Kemper Corp.	20,830	1,575,789
Kingstone Cos., Inc.	2,600	43,940
Lakeland Bancorp, Inc.	13,435	266,685
Lakeland Financial Corp.	4,750	228,902
Legg Mason, Inc.	5,500	191,015
LendingClub Corp.*	50,100	189,879
LPL Financial Holdings, Inc.	5,400	353,916
Macatawa Bank Corp.	4,200	50,988
Mackinac Financial Corp.	3,700	61,346
Maiden Holdings Ltd.	19,340	149,885
Marlin Business Services Corp.	5,500	164,175
MB Financial, Inc.	12,543	585,758
MBT Financial Corp.	7,000	74,550
Mercantile Bank Corp.	4,830	178,517
Mercury General Corp.	10,800	492,048
Meridian Bancorp, Inc.	6,700	128,305
Meta Financial Group, Inc.	3,800	370,120
MGIC Investment Corp.*	43,000	460,960
MidSouth Bancorp, Inc.	3,200	42,400
MidWestOne Financial Group, Inc.	2,100	70,938
MutualFirst Financial, Inc.	2,626	99,132
National Bankshares, Inc.	700	32,480
National Commerce Corp.*	2,600	120,380
National Western Life Group, Inc. - Class A	1,900	583,794
Nationstar Mortgage Holdings, Inc.*	8,200	143,746
Navigators Group, Inc.	19,666	1,120,962
NBT Bancorp, Inc.	5,400	206,010
Nelnet, Inc. - Class A	6,700	391,347
Nicolet Bankshares, Inc.*	2,265	124,824
NMI Holdings, Inc. - Class A*	15,200	247,760
Northeast Bancorp	2,410	52,538
Northrim BanCorp, Inc.	3,320	131,306
Northwest Bancshares, Inc.	20,108	349,678

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Norwood Financial Corp.	900	$32,418
Oak Valley Bancorp	2,100	48,027
OceanFirst Financial Corp.	11,509	344,810
Ocwen Financial Corp.*	18,400	72,864
OFG Bancorp[1]	17,700	248,685
Old Line Bancshares, Inc.	1,300	45,383
Old National Bancorp	33,566	624,328
Old Point Financial Corp.	861	24,848
Old Second Bancorp, Inc.	14,600	210,240
On Deck Capital, Inc.*	20,300	142,100
Oppenheimer Holdings, Inc. - Class A	5,300	148,400
Opus Bank	2,400	68,880
Oritani Financial Corp.	8,152	132,062
Orrstown Financial Services, Inc.	2,733	71,058
Pacific Premier Bancorp, Inc.*	5,778	220,431
Park National Corp.	2,100	233,982
Parke Bancorp, Inc.	3,194	75,538
Peapack Gladstone Financial Corp.	3,895	134,728
Peoples Bancorp, Inc.	1,800	68,004
Pinnacle Financial Partners, Inc.	8,023	492,211
Piper Jaffray Cos.	6,200	476,470
PRA Group, Inc.*1	7,250	279,487
Preferred Bank/Los Angeles CA	4,600	282,716
Premier Financial Bancorp, Inc.	4,912	91,707
Primerica, Inc.	2,200	219,120
Provident Financial Holdings, Inc.	4,300	82,044
Provident Financial Services, Inc.	14,800	407,444
QCR Holdings, Inc.	2,640	125,268
R1 RCM, Inc.*	19,200	166,656
RE/MAX Holdings, Inc. - Class A	1,900	99,655
Regional Management Corp.*	9,100	318,682
Renasant Corp.	13,203	601,001
Riverview Bancorp, Inc.	12,348	104,217
RLI Corp.	4,200	277,998
S&T Bancorp, Inc.	10,016	433,092
Safety Insurance Group, Inc.	6,550	559,370
Sandy Spring Bancorp, Inc.	4,031	165,311
Seacoast Banking Corp. of Florida*	7,875	248,692
Selective Insurance Group, Inc.	30,293	1,666,115
ServisFirst Bancshares, Inc.	5,500	229,515
Shore Bancshares, Inc.	3,600	68,472
SI Financial Group, Inc.	3,700	54,575
Sierra Bancorp	7,700	217,448
Simmons First National Corp. - Class A	12,864	384,634

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
SLM Corp.*	4,900	$56,105
South State Corp.	5,889	507,926
Southern First Bancshares, Inc.*	2,000	88,400
Southern National Bancorp of Virginia, Inc.	3,504	62,511
Southside Bancshares, Inc.	7,666	258,191
St. Joe Co.*	4,500	80,775
State Auto Financial Corp.	15,545	464,951
State Bank Financial Corp.	9,400	313,960
Sterling Bancorp[1]	64,396	1,513,306
Stewart Information Services Corp.	7,280	313,550
Stifel Financial Corp.	13,350	697,537
Stock Yards Bancorp, Inc.	3,150	120,173
Summit Financial Group, Inc.	4,001	107,387
Sutherland Asset Management Corp.	5,600	91,000
Synovus Financial Corp.	5,928	313,176
TCF Financial Corp.	13,500	332,370
Texas Capital Bancshares, Inc.*	3,800	347,700
Third Point Reinsurance Ltd.*	14,300	178,750
Timberland Bancorp, Inc.	4,878	182,145
Tiptree, Inc.	8,100	55,080
Tompkins Financial Corp.	2,729	234,367
Towne Bank/Portsmouth VA	5,392	173,083
TriCo Bancshares	4,525	169,461
TriState Capital Holdings, Inc.*	6,900	180,090
Triumph Bancorp, Inc.*	5,400	220,050
TrustCo Bank Corp. NY	19,200	170,880
Trustmark Corp.	20,750	677,072
Two River Bancorp	1,890	36,156
Umpqua Holdings Corp.	48,824	1,102,934
Union Bankshares Corp.	14,727	572,586
United Bankshares, Inc.	4,341	158,012
United Community Bancorp	2,295	62,424
United Community Banks, Inc.	16,200	496,854
United Community Financial Corp.	40,760	447,952
United Financial Bancorp, Inc.	7,289	127,703
United Fire Group, Inc.	17,370	946,839
United Insurance Holdings Corp.	3,006	58,857
United Security Bancshares/Fresno CA	8,200	91,840
Unity Bancorp, Inc.	1,903	43,293
Universal Insurance Holdings, Inc.	13,760	482,976
Univest Corp. of Pennsylvania	13,530	372,075
Valley National Bancorp	5,191	63,123
Veritex Holdings, Inc.*	8,900	276,523
Virtus Investment Partners, Inc.	1,100	140,745

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Financial (Continued)
Waddell & Reed Financial, Inc. - Class A1	17,600	$316,272
Walker & Dunlop, Inc.	10,800	601,020
Washington Federal, Inc.	28,200	922,140
Washington Trust Bancorp, Inc.	1,900	110,390
Waterstone Financial, Inc.	8,924	152,154
Webster Financial Corp.	5,040	321,048
WesBanco, Inc.	11,343	510,889
West Bancorporation, Inc.	2,220	55,833
Westamerica Bancorporation[1]	4,300	242,993
Western New England Bancorp, Inc.	13,581	149,391
Wintrust Financial Corp.	12,700	1,105,535
WMIH Corp.*	30,900	41,406
World Acceptance Corp.*	3,000	333,030
WSFS Financial Corp.	7,159	381,575
		82,912,314
Industrial – 17.0%
AAON, Inc.[1]	6,100	202,825
AAR Corp.	19,400	901,906
Actuant Corp. - Class A1	4,900	143,815
Aegion Corp.*	16,389	422,017
Aerovironment, Inc.*1	4,400	314,292
Air Transport Services Group, Inc.*	32,000	722,880
Alamo Group, Inc.	4,400	397,584
Albany International Corp. - Class A	3,600	216,540
Allied Motion Technologies, Inc.	5,206	249,263
American Railcar Industries, Inc.[1]	2,600	102,648
Applied Optoelectronics, Inc.*1	3,000	134,700
Aqua Metals, Inc.*	14,600	42,048
ArcBest Corp.	15,600	712,920
Argan, Inc.	2,400	98,280
Armstrong Flooring, Inc.*	4,300	60,372
Arotech Corp.*	10,300	38,625
Astec Industries, Inc.	4,397	262,941
Atlas Air Worldwide Holdings, Inc.*	16,350	1,172,295
AVX Corp.	10,700	167,669
Barnes Group, Inc.	13,600	801,040
Bel Fuse, Inc. - Class B	2,780	58,102
Belden, Inc.[1]	1,200	73,344
Benchmark Electronics, Inc.	23,800	693,770
Boise Cascade Co.	4,100	183,270
Brady Corp. - Class A	5,300	204,315
Briggs & Stratton Corp.[1]	20,700	364,527
BWX Technologies, Inc.	6,800	423,776

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
Caesarstone Ltd.[1]	3,800	$57,380
Casella Waste Systems, Inc. - Class A*	9,400	240,734
CECO Environmental Corp.	15,400	94,556
Chart Industries, Inc.*	9,000	555,120
Chase Corp.	800	93,800
Columbus McKinnon Corp.	8,300	359,888
Comfort Systems USA, Inc.	4,700	215,260
Control4 Corp.*	2,200	53,482
Core Molding Technologies, Inc.	3,200	45,696
Costamare, Inc.[1]	17,900	142,842
Covenant Transportation Group, Inc. - Class A*	11,742	369,873
Cree, Inc.*	23,400	972,738
CTS Corp.	10,900	392,400
Cubic Corp.	9,200	590,640
Curtiss-Wright Corp.	7,200	856,944
CyberOptics Corp.*1	5,300	92,220
DHT Holdings, Inc.	43,900	205,891
DMC Global, Inc.	7,700	345,730
Dorian LPG Ltd.*	17,271	131,950
Ducommun, Inc.*	8,022	265,448
Eastern Co.	2,500	70,125
Echo Global Logistics, Inc.*1	13,800	403,650
Electro Scientific Industries, Inc.*	3,250	51,253
EMCOR Group, Inc.	7,500	571,350
Encore Wire Corp.	7,400	351,130
EnPro Industries, Inc.[1]	600	41,970
ESCO Technologies, Inc.	2,900	167,330
Esterline Technologies Corp.*	7,240	534,312
Fabrinet*	5,400	199,206
FARO Technologies, Inc.*	3,900	211,965
Federal Signal Corp.	21,000	489,090
FreightCar America, Inc.	4,700	78,913
GasLog Ltd.	14,700	280,770
GATX Corp.[1]	18,640	1,383,647
Gencor Industries, Inc.*	7,200	116,280
Generac Holdings, Inc.*	3,900	201,747
General Finance Corp.*	14,900	201,895
Gibraltar Industries, Inc.*	16,950	635,625
Global Brass & Copper Holdings, Inc.[1]	2,200	68,970
Golar LNG Ltd.	7,300	215,058
Granite Construction, Inc.	10,405	579,142
Greenbrier Cos., Inc.[1]	16,800	886,200
Greif, Inc. - Class A	8,900	470,721
Griffon Corp.	21,330	379,674

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
Harsco Corp.*	18,200	$402,220
Haynes International, Inc.	7,200	264,528
Heritage-Crystal Clean, Inc.*	3,300	66,330
Hornbeck Offshore Services, Inc.*1	26,400	104,544
Hub Group, Inc. - Class A*	11,500	572,700
Hurco Cos., Inc.	3,502	156,714
Hyster-Yale Materials Handling, Inc.	3,480	223,590
IEC Electronics Corp.*	8,800	51,304
IES Holdings, Inc.*	7,900	132,325
II-VI, Inc.*	8,970	389,746
International Seaways, Inc.*	4,800	111,072
IntriCon Corp.*	800	32,240
Itron, Inc.*	2,300	138,115
Kadant, Inc.	6,990	672,088
Kaman Corp.	2,000	139,380
KapStone Paper and Packaging Corp.	11,100	382,950
KBR, Inc.	18,400	329,728
KEMET Corp.*	22,100	533,715
Kennametal, Inc.	2,200	78,980
Kimball Electronics, Inc.*	16,200	296,460
Kirby Corp.*	2,400	200,640
KLX, Inc.*	10,700	769,330
Lawson Products, Inc.*	1,646	40,080
LB Foster Co. - Class A*	6,600	151,470
Louisiana-Pacific Corp.	5,060	137,733
LSI Industries, Inc.	6,200	33,108
Lydall, Inc.*	4,338	189,354
Marten Transport Ltd.	27,000	633,150
MasTec, Inc.*1	15,544	788,858
Matson, Inc.	4,600	176,548
Methode Electronics, Inc.	1,330	53,599
Moog, Inc. - Class A	5,600	436,576
MSA Safety, Inc.	2,400	231,216
Mueller Water Products, Inc. - Class A	6,901	80,880
Multi-Color Corp.	2,638	170,547
Myers Industries, Inc.	4,500	86,400
MYR Group, Inc.*	5,100	180,846
National Presto Industries, Inc.	1,400	173,600
NCI Building Systems, Inc.*	7,400	155,400
NL Industries, Inc.*	4,700	40,890
NN, Inc.[1]	7,800	147,420
Nordic American Tankers Ltd.[1]	43,900	117,652
Northwest Pipe Co.*	3,100	60,047
Novanta, Inc.*	1,350	84,105

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
NV5 Global, Inc.*	1,100	$76,230
Olympic Steel, Inc.	8,500	173,485
Orion Group Holdings, Inc.*	15,100	124,726
Overseas Shipholding Group, Inc. - Class A*	7,800	30,264
PAM Transportation Services, Inc.*	3,806	178,768
Park Electrochemical Corp.	5,200	120,588
Park-Ohio Holdings Corp.	3,300	123,090
Patrick Industries, Inc.*	5,640	320,634
PGT Innovations, Inc.*	3,400	70,890
Plexus Corp.*	7,000	416,780
Powell Industries, Inc.	2,600	90,558
Primoris Services Corp.	9,600	261,408
Quanex Building Products Corp.	12,400	222,580
Raven Industries, Inc.	1,800	69,210
Regal Beloit Corp.[1]	5,900	482,620
Rexnord Corp.*	8,800	255,728
Rogers Corp.*	900	100,314
Safe Bulkers, Inc.*	37,800	128,520
Saia, Inc.*	10,800	873,180
Sanmina Corp.*	29,990	878,707
Scorpio Tankers, Inc.	48,710	136,875
Ship Finance International Ltd.[1]	20,065	299,972
SPX Corp.*	7,900	276,895
SPX FLOW, Inc.*	5,800	253,866
Standex International Corp.	500	51,100
Stoneridge, Inc.*	9,000	316,260
Synalloy Corp.	2,600	51,870
SYNNEX Corp.	8,000	772,080
Tech Data Corp.*	9,825	806,829
Teekay Corp.[1]	8,200	63,550
Teledyne Technologies, Inc.*	4,400	875,864
Terex Corp.	20,800	877,552
Tetra Tech, Inc.	11,850	693,225
TimkenSteel Corp.*	8,100	132,435
TopBuild Corp.*	14,700	1,151,598
Transcat, Inc.*	5,141	97,165
Tredegar Corp.	15,492	364,062
Trex Co., Inc.*	11,400	713,526
TriMas Corp.*	8,300	244,020
Trinseo S.A.	2,700	191,565
Triumph Group, Inc.[1]	9,000	176,400
TTM Technologies, Inc.*	63,644	1,122,044
Tutor Perini Corp.*	21,000	387,450
Twin Disc, Inc.*	1,800	44,676

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Industrial (Continued)
Ultralife Corp.*	9,900	$95,040
Universal Forest Products, Inc.	21,850	800,147
USA Truck, Inc.*	2,900	68,063
Vishay Intertechnology, Inc.	41,750	968,600
Vishay Precision Group, Inc.*	13,900	530,285
VSE Corp.	6,500	310,570
Watts Water Technologies, Inc. - Class A	3,400	266,560
Werner Enterprises, Inc.[1]	14,800	555,740
Willis Lease Finance Corp.*	3,500	110,565
Xerium Technologies, Inc.*	4,807	63,645
XPO Logistics, Inc.*	12,612	1,263,470
ZAGG, Inc.*	17,560	303,788
		54,492,189
Technology – 5.6%
Acxiom Corp.*	3,700	110,815
Agilysys, Inc.*	4,700	72,850
Allscripts Healthcare Solutions, Inc.*	6,400	76,800
Alpha & Omega Semiconductor Ltd.*	13,650	194,376
Amkor Technology, Inc.*	69,200	594,428
AXT, Inc.*	16,450	115,973
Benefitfocus, Inc.*1	2,000	67,200
Bottomline Technologies de, Inc.*	1,700	84,711
Brooks Automation, Inc.	27,800	906,836
Cabot Microelectronics Corp.	2,200	236,632
CACI International, Inc. - Class A*	11,800	1,988,890
Cavium, Inc.*	1,092	94,458
Cohu, Inc.	14,594	357,699
Computer Task Group, Inc.*	12,800	99,072
Convergys Corp.	27,200	664,768
CSG Systems International, Inc.	1,700	69,479
Cypress Semiconductor Corp.	32,653	508,734
Digi International, Inc.*	12,600	166,320
Diodes, Inc.*	21,400	737,658
DSP Group, Inc.*	11,400	141,930
Ebix, Inc.[1]	8,770	668,712
Electronics For Imaging, Inc.*	4,300	140,008
Engility Holdings, Inc.*	5,606	171,768
Entegris, Inc.	11,250	381,375
Evolent Health, Inc. - Class A*1	11,600	244,180
ExlService Holdings, Inc.*	3,410	193,040
Five9, Inc.*	2,700	93,339
FormFactor, Inc.*1	22,436	298,399
Glu Mobile, Inc.*	11,300	72,433

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
Technology (Continued)
InnerWorkings, Inc.*	4,400	$38,236
Insight Enterprises, Inc.*	16,900	826,917
Intermolecular, Inc.*	22,000	36,740
Key Tronic Corp.*	7,700	58,366
Kulicke & Soffa Industries, Inc.	37,200	886,104
MACOM Technology Solutions Holdings, Inc.*1	6,300	145,152
ManTech International Corp. - Class A	15,280	819,619
Mercury Systems, Inc.*	2,700	102,762
Mitek Systems, Inc.*	7,300	64,970
MKS Instruments, Inc.	7,600	727,320
MTS Systems Corp.	1,800	94,770
NetScout Systems, Inc.*	12,600	374,220
NetSol Technologies, Inc.*	6,082	33,755
OneSpan, Inc.*	6,900	135,585
PAR Technology Corp.*	3,200	56,576
pdvWireless, Inc.*1	1,800	44,910
Photronics, Inc.*	41,100	327,772
QAD, Inc. - Class A1	3,300	165,495
Ribbon Communications, Inc.*	8,700	61,944
Richardson Electronics Ltd./United States	3,900	37,986
Rudolph Technologies, Inc.*	6,470	191,512
SecureWorks Corp. - Class A*	4,045	50,360
Sigma Designs, Inc.*	10,800	65,880
Stratasys Ltd.*1	5,800	111,012
Super Micro Computer, Inc.*	13,718	324,431
Sykes Enterprises, Inc.*	11,797	339,518
Syntel, Inc.*	4,500	144,405
Take-Two Interactive Software, Inc.*	1,300	153,868
TiVo Corp.	17,460	234,837
Ultra Clean Holdings, Inc.*	3,150	52,290
Unisys Corp.*1	15,800	203,820
Veeco Instruments, Inc.*	3,600	51,300
Verint Systems, Inc.*	2,800	124,180
Virtusa Corp.*	6,100	296,948
Xcerra Corp.*	11,800	164,846
Zebra Technologies Corp. - Class A*	1,000	143,250
Zynga, Inc. - Class A*	117,300	477,411
		17,721,950
Utilities – 0.1%
Ameresco, Inc. - Class A*	19,413	232,956
Total Common Stocks (Cost $213,994,161)		307,341,689

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Number of Shares	Value

Preferred Stocks – 0.0%
Diversified – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	$46,530
Total Preferred Stocks (Cost $49,880)		46,530

	Principal Amount

Corporate Bonds – 0.0%
Industrial – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	21,664
Total Corporate Bonds (Cost $22,000)		21,664

Exchange-Traded Funds – 0.2%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF*1	8,600	349,246
SPDR S&P Oil & Gas Equipment & Services ETF	26,500	449,440
Total Exchange-Traded Funds (Cost $532,148)		798,686

Rights – 0.0%
Financial – 0.0%
First Eagle Holdings, Inc.*	8,200	—
Total Rights (Cost $—)		—

Money Market Investments – 13.5%
Blackrock Liquidity Funds FedFund Portfolio, 1.92%[3,4]	1,000,000	1,000,000
Federated Treasury Obligations Fund - Class Institutional, 1.74%[3,5]	12,472,924	12,472,924
Invesco Government & Agency Portfolio, 1.93%[3,4]	29,668,191	29,668,191
Total Money Market Investments (Cost $43,141,115)		43,141,115

Total Investments – 109.8% (Cost $257,739,304)		351,349,684
Liabilities less other assets – (9.8)%		(31,416,935)

Total Net Assets – 100.0%		$319,932,749

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $29,698,490 at June 30, 2018.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at June 30, 2018.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $30,668,191 at June 30, 2018.
[5]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $5,000,000.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board, Accounting Standards Codification Topic 946, Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation –Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2018:

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks*
Basic Materials	$13,391,340	$-	$-	$13,391,340
Communications	11,177,449	-	-	11,177,449
Consumer, Cyclical	53,533,473	83,984	-	53,617,457
Consumer, Non-Cyclical	43,291,986	-	-	43,291,986
Energy	30,504,048	-	-	30,504,048
Financial	82,912,314	-	-	82,912,314
Industrial	54,492,189	-	-	54,492,189
Technology	17,721,950	-	-	17,721,950
Utilities	232,956	-	-	232,956
Preferred Stocks
Diversified	46,530	-	-	46,530
Corporate Bonds**
Industrial	-	21,664	-	21,664
Exchange-Traded Funds	798,686	-	-	798,686
Rights	-	-	-	-
Money Market Investments	43,141,115	-	-	43,141,115
Total Investments in Securities	$351,244,036	$105,648	$-	$351,349,684

*	Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

**	All corporate bonds held in the Fund are classified as Level 2 securities.

***	There were no Level 3 securities as of June 30, 2018.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2018 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. However, the Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At June 30 2018, the value of securities loaned by the Fund was $29,698,490 and the Fund received cash collateral of $30,668,191. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 28, 2018

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	August 28, 2018